Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Software solutions	$ 38,166	$ 32,694	$ 32,930
Maintenance and technical support	34,774	33,999	34,762
Consulting services	479,580	468,359	499,100
Total revenues	552,520	535,052	566,792
Cost of revenues:
Total cost of revenues	394,693	382,065	411,437
Gross profit	157,827	152,987	155,355
Research and development expenses, net	13,310	10,328	10,090
Selling and marketing expenses	42,100	44,500	46,857
General and administrative expenses	42,009	40,811	37,552
Change in valuation of contingent consideration related to acquisitions	(829)	240	(906)
Operating income	61,237	57,108	61,762
Financial expenses	(9,103)	(9,227)	(4,993)
Financial income	3,163	4,901	1,392
Increase in valuation of contingent consideration related to acquisitions	(302)	(290)	(744)
Company’s share of losses of a company accounted for at equity, net	(376)	(56)
Income before taxes on income	54,619	52,436	57,417
Taxes on income	11,328	9,934	11,138
Net income	43,291	42,502	46,279
Attributable to:
Equity holders of the Company	36,883	37,031	40,470
Non-controlling interests	6,408	5,471	5,809
Net income	$ 43,291	$ 42,502	$ 46,279
Net earnings per share attributable to equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 0.75	$ 0.75	$ 0.82
Diluted earnings per share (in Dollars per share)	$ 0.75	$ 0.75	$ 0.82
Software solutions
Cost of revenues:
Total cost of revenues	$ 10,903	$ 11,730	$ 10,701
Maintenance and technical support
Cost of revenues:
Total cost of revenues	3,235	3,238	3,494
Consulting services
Cost of revenues:
Total cost of revenues	$ 380,555	$ 367,097	$ 397,242